Long-term royalty payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term royalty payable
16. Long-term royalty payable:

On January 11, 2016, the Company entered into a financing agreement with Cartesian to support the Company's global growth initiatives. The financing agreement immediately provided $17,500 in cash (the “Tranche 1 Financing”). In consideration for the funds provided to the Company, Cartesian is entitled to royalty payments based on the greater of (i) a percentage of amounts received by the Company on select high pressure direct injection systems and joint venture products in excess of agreed thresholds through 2025 and (ii) stated fixed amounts per annum (subject to adjustment for asset sales). The carrying value is being accreted to the expected redemption value using the effective interest method, which is approximately 23% per annum. Cartesian is secured by an interest in the Company's HPDI intellectual property and a priority interest in the Company's CWI joint venture interest.

In January 2017, the Company and Cartesian signed a Consent Agreement which allows the Company to sell certain assets in exchange for prepayment of the Cartesian royalty: Cartesian will be paid 15% of the net proceeds from these asset sales to a maximum of $15,000, with this payment being allocated on a non-discounted basis to future years' minimum payments.

The sale of the APU business and the sale of additional Industrial assets (as described in note 6) resulted in royalty prepayments to Cartesian of $10,935. The Company recorded an additional finance charge of $5,236 in the second quarter of 2017 on this early extinguishment of a portion of the long-term royalty payable on the completion of these transactions.

A continuity schedule of the long-term royalty payable is as follows:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$21,562	$—
Issuance of debentures	—	17,500
Accretion expense	3,168	4,062
Repayment	(10,935)	—
Additional finance charge from prepayment	5,236	—
Balance, end of year	19,031	21,562
Current portion	(2,390)	(1,500)
Long-term portion	$16,641	$20,062

The minimum repayments including interest are as follows, for the years ending December 31:

2018	$2,390
2019	4,682
2020	6,240
2021	7,572
2022	6,240
2023 and thereafter	7,920
$35,044